Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 35,585	¥ 16,743	¥ 61,467	¥ 17,136
Cumulative translation adjustments:
Cumulative translation adjustments	45,170	67,726	174,096	213,044
Deferred income taxes	(948)	(158)	(1,293)	(574)
Total	44,222	67,568	172,803	212,470
Defined benefit pension plans:
Pension liability adjustment	461	787	993	1,713
Deferred income taxes	(99)	(201)	(224)	(341)
Total	362	586	769	1,372
Own credit adjustments:
Own credit adjustments	(25,270)	37,624	(62,963)	66,483
Deferred income taxes	5,653	(8,224)	14,734	(13,657)
Total	(19,617)	29,400	(48,229)	52,826
Total other comprehensive income	24,967	97,554	125,343	266,668
Comprehensive income	60,552	114,297	186,810	283,804
Less: Comprehensive income (loss) attributable to noncontrolling interests	860	(327)	4,139	820
Comprehensive income attributable to NHI shareholders	¥ 59,692	¥ 114,624	¥ 182,671	¥ 282,984